Active/Passive Moderate Portfolio~

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Investment Companies (95.9%)	Shares/Par +	Value $ (000’s)
Commodities (0.3%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	46,500	1,002

Total		1,002

Domestic Equity (42.1%)
Invesco S&P 500 Equal Weight ETF	26,700	5,065
iShares Core S&P 500 ETF	43,050	28,813
iShares MSCI USA Value Factor ETF	54,450	6,809
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	8,096,588	11,967
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	2,679,638	12,648
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	11,265,527	12,629
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	1,864,359	5,867
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	3,912,576	5,955
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	1,394,518	3,465
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	1,827,075	3,486
Schwab U.S. REIT ETF	199,570	4,305
SPDR Dow Jones REIT ETF	43,610	4,374
SPDR Portfolio S&P 400 Mid Cap ETF	219,740	12,567
SPDR Portfolio S&P 600 Small Cap ETF	142,000	6,577

Total		124,527

Fixed Income (33.7%)
iShares Core U.S. Aggregate Bond ETF	228,131	22,870
Northwestern Mutual Series Fund, Inc., Multi Sector Bond Portfolio £	14,674,890	14,734
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	48,238,031	53,062

Investment Companies (95.9%)	Shares/Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	2,834,799	2,945
SPDR Portfolio Long Term Treasury ETF	219,320	5,911

Total		99,522

Foreign Equity (19.8%)
Dimensional International Value ETF	66,500	3,067
iShares Core MSCI EAFE ETF	114,870	10,029
iShares MSCI International Quality Factor ETF	133,830	5,914
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	9,393,534	11,526
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	8,765,764	17,786
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	4,606,819	10,093

Total		58,415

Total Investment Companies (Cost: $263,524)		283,466

Short-Term Investments (3.0%)
Governments (2.0%)
US Treasury
0.000%, 10/30/25	2,000,000	1,993
0.000%, 12/30/25	2,000,000	1,981
0.375%, 11/30/25	2,000,000	1,988

Total		5,962

Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF	58,330	2,959

Total		2,959

Total Short-Term Investments (Cost: $8,923)		8,921

Total Investments (98.9%) (Cost: $272,447)@		292,387

Other Assets, Less Liabilities (1.1%)		3,137

Net Assets (100.0%)		295,524

Active/Passive Moderate Portfolio~

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Bloomberg Commodity Index	Morgan Stanley	0.180%	Bloomberg	10/25	6,252	$—	$—
3 Month Forward	Capital Services LLC		Commodity Index 3 Month Forward

						$—	$—

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	—	—

~	Prior to July 1, 2025, the Portfolio was known as the Asset Allocation Portfolio.
+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $272,447 and the net unrealized appreciation of investments based on that cost was $19,940 which is comprised of $30,250 aggregate gross unrealized appreciation and $10,310 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$283,466	$—	$—
Short-Term Investments
Governments	—	5,962	—
Investment Companies	2,959	—	—
Other Financial Instruments^
Total Return Swaps	—	—	—

Total Assets:	$286,425	$5,962	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Moderate Portfolio~

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended September 30, 2025 are as follows:

Portfolio	Value at 12/31/2024	Purchases	Sales	Value at 9/30/2025	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 9/30/2025
	(amount in thousands)

Domestic Equity	$12,770	$1,252	$1,700	$11,967	$(153)	$(202)	$219	$1,034	8,097
Emerging Markets	10,411	132	1,799	11,526	2,513	269	132	–	9,394
Focused Appreciation	12,648	2,453	2,600	12,648	(784)	931	–	1,593	2,680
International Equity	14,510	608	1,252	17,786	3,837	83	430	178	8,766
International Growth	14,854	441	6,800	10,093	9	1,589	85	356	4,607
Large Cap Blend	12,849	1,474	1,770	12,629	157	(81)	59	1,415	11,266
Mid Cap Growth Stock	6,262	1,678	1,727	5,867	(259)	(87)	–	1,168	1,864
Mid Cap Value	6,274	593	885	5,955	111	(138)	163	430	3,913
Multi-Sector Bond	13,659	1,378	560	14,734	341	(84)	782	–	14,675
Select Bond	46,842	7,397	1,980	53,062	1,009	(206)	2,293	–	48,238
Short-Term Bond	2,871	234	170	2,945	3	7	116	–	2,835
Small Cap Growth Stock	3,488	177	141	3,465	(56)	(3)	–	177	1,395
Small Cap Value	3,462	351	141	3,486	(202)	16	26	325	1,827

	$160,900	$18,168	$21,525	$166,163	$6,526	$2,094	$4,305	$6,676	119,554

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand